CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities
Net Income	$ 638,196	¥ 4,387,912	¥ 3,158,900	¥ 2,051,603
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	36,285	249,478	40,725	122,502
Depreciation and amortization	124,168	853,718	560,366	324,978
Loss on disposal of property and equipment	4,251	29,226	21,434	477
Allowance for doubtful accounts	1,356	9,326	10,200	2,536
Deferred income tax	(20,228)	(139,081)	(29,035)	(30,553)
Gain on deemed disposal of equity method investments				(9,551)
Gain on disposal of equity investees and subsidiary	(81,832)	(562,637)
Impairment of equity investees			30,000
Share of loss in equity method investments	2,820	19,386	15,682	36,721
Changes in operating assets and liabilities:
Accounts receivable	(45,005)	(309,431)	(100,231)	(141,845)
Financing receivables	(66,627)	(458,092)	(64,030)
Inventories	(1,394)	(9,582)	(271)	(18,239)
Advances to suppliers	(16,670)	(114,616)	(109,241)	(78,265)
Prepayments and other current assets	(111,152)	(764,223)	(339,853)	(196,581)
Amounts due from related parties				9,640
Other non-current assets	(305)	(2,094)	(31,191)	(25,223)
Accounts payable	61,475	422,668	252,716	342,223
Advances from customers	25,852	177,745	29,241	(69,141)
Amounts due to related parties	2,517	17,303	(16,512)	28,158
Income tax payable	25,454	175,012	(196,384)	116,378
Other current liabilities	60,039	412,802	338,123	106,425
Other non-current liabilities	1,343	9,231	60,045
Net cash provided by operating activities	640,543	4,404,051	3,630,684	2,572,243
Cash flows from investing activities
Purchases of property and equipment	(483,430)	(3,323,822)	(2,572,242)	(1,986,094)
Purchases of land use rights	(95,623)	(657,454)	(254,497)	(703,115)
Repayment of amounts due from related parties				15,000
Cash paid for business acquisitions, net of cash received	(16,060)	(110,423)		(115,454)
Investments in equity investees	(271,298)	(1,865,309)	(89,055)	(315,426)
Purchases of short-term investments	(1,983,041)	(13,634,396)	(10,126,703)
Repayment of short-term investments	848,637	5,834,805	4,725,872
Cash received from disposal of equity investees and subsidiary	116,042	797,850
Cash received from disposal of land use rights	10,432	71,723
Others	2,094	14,393	22,078	20,049
Net cash used in investing activities	(1,872,247)	(12,872,633)	(8,294,547)	(3,085,040)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	1,293,275	8,891,909
Proceeds from capital contribution from shareholders				11,789
Proceeds from capital contribution from noncontrolling interest shareholder	9,477	65,160	1,000	10,000
Proceeds from short-term borrowing			550,000	551,000
Proceeds from issuance of ordinary shares for shared based compensation				68,400
Repurchase of ordinary shares	(111,965)	(769,811)	(857,658)
Repayment of short-term borrowing	(36,361)	(250,000)	(750,000)	(409,943)
Payment of dividends	(130,192)	(895,136)
Others			(4,900)
Net cash provided by/used in financing activities	1,024,234	7,042,122	(1,061,558)	9,415,093
Effect of exchange rate changes on cash, cash equivalents and restricted cash	40,096	275,680	(424,000)	302,097
Net change in cash, cash equivalents and restricted cash	(167,374)	(1,150,780)	(6,149,421)	9,204,393
Cash, cash equivalents and restricted cash at beginning of year	839,755	5,773,734	11,923,155	2,718,762
Cash, cash equivalents and restricted cash at end of year	$ 672,381	¥ 4,622,954	¥ 5,773,734	11,923,155
IPO
Cash flows from financing activities
Proceeds from issuance of ordinary shares				¥ 9,183,847